UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2786

DWS High Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                  as of December 31, 2006 (Unaudited)

DWS High Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 84.4%
Consumer Discretionary 22.2%
AAC Group Holding Corp., 12.75%, 10/1/2012 (PIK) (b)	2,949,635	3,141,361
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	6,005,000	5,884,900
AMC Entertainment, Inc., 8.0%, 3/1/2014	9,013,000	8,945,402
American Achievement Corp., 8.25%, 4/1/2012	570,000	583,538
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	2,275,000	2,203,906
Buffets, Inc., 144A, 12.5%, 11/1/2014	2,280,000	2,297,100
Burlington Coat Factory Warehouse Corp., 144A, 11.125%, 4/15/2014 (b)	3,440,000	3,354,000
Cablevision Systems Corp., Series B, 9.87% **, 4/1/2009	1,972,000	2,080,460
Caesars Entertainment, Inc., 8.875%, 9/15/2008	4,105,000	4,279,463
Charter Communications Holdings LLC:
8.625%, 4/1/2009	270,000	261,900
9.625%, 11/15/2009	255,000	247,350
10.25%, 9/15/2010	18,650,000	19,512,562
Series B, 10.25%, 9/15/2010	5,540,000	5,782,375
11.0%, 10/1/2015	17,769,000	18,235,436
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	4,409,000	3,472,088
CSC Holdings, Inc.:
7.25%, 7/15/2008	3,185,000	3,212,869
7.875%, 12/15/2007	10,350,000	10,479,375
Series B, 8.125%, 7/15/2009 (b)	1,115,000	1,155,419
Series B, 8.125%, 8/15/2009	1,125,000	1,165,781
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	1,100,000	1,160,500
Dex Media East LLC/Financial, 12.125%, 11/15/2012	31,250,000	34,414,062
EchoStar DBS Corp.:
6.625%, 10/1/2014 (b)	4,985,000	4,860,375
7.125%, 2/1/2016	3,820,000	3,820,000
Foot Locker, Inc., 8.5%, 1/15/2022	1,168,000	1,147,560
Ford Motor Co., 7.45%, 7/16/2031 (b)	3,520,000	2,763,200
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014 (b)	12,555,000	11,738,925
General Motors Corp.:
7.4%, 9/1/2025 (b)	3,135,000	2,649,075
8.375%, 7/15/2033 (b)	11,495,000	10,632,875
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	20,785,000	22,967,425
Gregg Appliances, Inc., 9.0%, 2/1/2013	2,125,000	2,029,375
Hanes Brands, Inc., 144A, 8.735% **, 12/15/2014	2,850,000	2,899,875
Hertz Corp.:
144A, 8.875%, 1/1/2014	8,265,000	8,657,587
144A, 10.5%, 1/1/2016 (b)	1,940,000	2,134,000
ION Media Networks, Inc., 144A, 11.624% **, 1/15/2013 (b)	3,375,000	3,417,188
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	11,805,000	11,745,975
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	6,295,000	6,389,425
Lear Corp.:
Series B, 5.75%, 8/1/2014 (b)	245,000	205,800
144A, 8.75%, 12/1/2016	2,840,000	2,744,150
Levi Strauss & Co., 10.122% **, 4/1/2012	275,000	282,219
Liberty Media Corp.:

5.7%, 5/15/2013 (b)		540,000	508,754
8.25%, 2/1/2030 (b)		4,510,000	4,420,828
8.5%, 7/15/2029 (b)		5,890,000	5,922,136
Majestic Star Casino LLC, 9.5%, 10/15/2010		635,000	666,750
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		275,000	278,438
Medimedia USA, Inc., 144A, 11.375%, 11/15/2014		1,705,000	1,785,988
Metaldyne Corp.:
10.0%, 11/1/2013 (b)		2,840,000	3,038,800
11.0%, 6/15/2012 (b)		1,270,000	1,301,750
MGM MIRAGE:
6.75%, 9/1/2012		1,405,000	1,383,925
8.375%, 2/1/2011 (b)		3,110,000	3,226,625
9.75%, 6/1/2007		5,545,000	5,614,312
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		6,135,000	6,472,425
NCL Corp., 10.625%, 7/15/2014		1,250,000	1,250,000
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		9,505,000	8,031,725
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		3,550,000	3,763,000
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		1,675,000	1,834,125
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		22,243,000	22,910,290
PRIMEDIA, Inc.:
8.875%, 5/15/2011		3,680,000	3,753,600
10.749% **, 5/15/2010 (b)		9,865,000	10,259,600
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (b)		21,311,000	21,976,969
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012		4,010,000	4,140,325
8.75%, 12/15/2011		11,566,000	12,072,012
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		8,125,000	7,992,969
Six Flags, Inc., 9.75%, 4/15/2013 (b)		10,820,000	10,157,275
Station Casinos, Inc., 6.5%, 2/1/2014		4,535,000	4,030,481
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		3,645,000	3,727,013
The Toy Bank, 9.625% **, 7/1/2012		4,000,000	4,122,520
Travelport, Inc., 144A, 9.994% **, 9/1/2014		2,855,000	2,783,625
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		14,765,000	14,691,175
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		15,488,000	16,978,720
11.75%, 2/15/2013	EUR	2,760,000	4,085,093
United Auto Group, Inc.:
144A, 7.75%, 12/15/2016		2,825,000	2,839,125
9.625%, 3/15/2012		14,469,000	15,210,536
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		2,633,000	2,682,369
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		15,165,000	15,165,000
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		22,610,000	19,585,912

			481,619,066
Consumer Staples 2.6%
Del Laboratories, Inc., 8.0%, 2/1/2012		3,130,000	2,934,375
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		1,070,000	1,157,032
9.0%, 4/15/2031		16,040,000	19,044,372
GNC Parent Corp., 144A, 12.14% **, 12/1/2011 (PIK)		4,000,000	4,000,000
Harry & David Holdings, Inc., 10.369% **, 3/1/2012		3,410,000	3,392,950
North Atlantic Trading Co., 9.25%, 3/1/2012		7,745,000	6,757,513
Viskase Co., Inc., 11.5%, 6/15/2011		18,895,000	18,895,000

			56,181,242
Energy 7.4%
Belden & Blake Corp., 8.75%, 7/15/2012		15,730,000	16,123,250

Chaparral Energy, Inc., 8.5%, 12/1/2015	8,025,000	7,984,875
Chesapeake Energy Corp.:
6.25%, 1/15/2018	3,900,000	3,753,750
6.875%, 1/15/2016	11,060,000	11,156,775
7.75%, 1/15/2015 (b)	1,468,000	1,528,555
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	5,115,000	5,242,875
Delta Petroleum Corp., 7.0%, 4/1/2015	9,315,000	8,616,375
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	9,671,000	9,380,870
8.375%, 5/1/2016 (b)	7,490,000	7,864,500
El Paso Production Holding Corp., 7.75%, 6/1/2013	6,300,000	6,591,375
Encore Acquisition Co., 6.0%, 7/15/2015	1,655,000	1,510,188
Frontier Oil Corp., 6.625%, 10/1/2011	2,470,000	2,463,825
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027 (b)	3,660,000	3,458,700
Peabody Energy Corp., 7.375%, 11/1/2016	2,280,000	2,428,200
Quicksilver Resources, Inc., 7.125%, 4/1/2016	2,180,000	2,130,950
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	875,000	869,531
144A, 7.5%, 11/30/2016	2,705,000	2,694,856
Southern Natural Gas, 8.875%, 3/15/2010 (b)	13,205,000	13,853,233
Stone Energy Corp.:
6.75%, 12/15/2014	9,750,000	9,311,250
144A, 8.124% **, 7/15/2010	2,955,000	2,925,450
Transmeridian Exploration, Inc., 12.0%, 12/15/2010 (b)	5,554,000	5,345,725
Williams Companies, Inc.:
8.125%, 3/15/2012 (b)	22,201,000	24,032,583
8.75%, 3/15/2032	9,752,000	11,019,760

		160,287,451
Financials 12.2%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	4,958,000	5,357,540
Ashton Woods USA LLC, 9.5%, 10/1/2015	9,075,000	8,258,250
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	1,130,000	1,248,650
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	1,695,000	1,720,425
E*TRADE Financial Corp.:
7.375%, 9/15/2013 (b)	3,105,000	3,229,200
7.875%, 12/1/2015 (b)	2,310,000	2,454,375
8.0%, 6/15/2011	5,413,000	5,656,585
Ford Motor Credit Co.:
7.25%, 10/25/2011	23,115,000	22,635,872
7.375%, 10/28/2009	44,700,000	44,795,211
7.875%, 6/15/2010	11,255,000	11,348,484
8.0%, 12/15/2016	1,530,000	1,511,870
8.11% **, 1/13/2012	2,710,000	2,685,390
GMAC LLC:
6.875%, 9/15/2011	48,885,000	50,141,247
8.0%, 11/1/2031 (b)	21,433,000	24,606,541
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	2,270,000	2,301,213
Idearc, Inc., 144A, 8.0%, 11/15/2016	13,070,000	13,266,050
iPayment, Inc., 9.75%, 5/15/2014	3,140,000	3,226,350
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	10,940,000	11,350,250
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	12,752,000	13,899,680
Sally Holdings LLC, 144A, 9.25%, 11/15/2014 (b)	5,685,000	5,791,594
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	4,980,000	4,731,000
UCI Holding Co., Inc., 144A, 12.365% **, 12/15/2013 (PIK)	3,420,000	3,317,400
Universal City Development, 11.75%, 4/1/2010	14,315,000	15,334,944

Wimar Opco LLC, 144A, 9.625%, 12/15/2014	5,705,000	5,647,950

		264,516,071
Health Care 1.9%
HCA, Inc.:
6.5%, 2/15/2016 (b)	3,025,000	2,548,562
144A, 9.125%, 11/15/2014 (b)	4,520,000	4,830,750
144A, 9.25%, 11/15/2016	9,975,000	10,685,719
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016 (b)	7,395,000	7,958,869
144A, 11.354% **, 6/15/2014 (b)	1,130,000	1,203,450
Tenet Healthcare Corp., 9.25%, 2/1/2015	14,390,000	14,390,000

		41,617,350
Industrials 8.5%
Aleris International, Inc., 144A, 9.0%, 12/15/2014	2,825,000	2,839,125
Allied Security Escrow Corp., 11.375%, 7/15/2011	5,135,000	5,263,375
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	11,646,000	12,373,875
American Color Graphics, 10.0%, 6/15/2010	5,685,000	4,036,350
Browning-Ferris Industries:
7.4%, 9/15/2035	9,568,000	8,946,080
9.25%, 5/1/2021	5,165,000	5,474,900
Case New Holland, Inc., 9.25%, 8/1/2011	13,605,000	14,404,294
Cenveo Corp., 7.875%, 12/1/2013	7,166,000	6,879,360
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	10,415,000	10,649,337
Congoleum Corp., 8.625%, 8/1/2008 *	6,765,000	6,426,750
DRS Technologies, Inc.:
6.625%, 2/1/2016	1,125,000	1,133,438
7.625%, 2/1/2018	6,885,000	7,091,550
Education Management LLC, 144A, 8.75%, 6/1/2014	2,980,000	3,084,300
Esco Corp.:
144A, 8.625%, 12/15/2013	5,665,000	5,820,787
144A, 9.235% **, 12/15/2013	1,800,000	1,827,000
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	2,265,000	2,400,900
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	10,100,000	9,544,500
8.875%, 4/1/2012 (b)	11,060,000	11,225,900
Kansas City Southern:
7.5%, 6/15/2009	2,235,000	2,254,556
9.5%, 10/1/2008	19,534,000	20,413,030
Millennium America, Inc., 9.25%, 6/15/2008	4,625,000	4,775,312
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	5,215,000	5,449,675
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	1,710,000	1,799,775
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	1,095,000	1,216,819
Riverdeep Bank, 11.063%, 12/15/2007	6,260,000	6,267,825
Ship Finance International Ltd., 8.5%, 12/15/2013	2,870,000	2,866,413
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	8,032,000	8,534,000
Titan International, Inc., 144A, 8.0%, 1/15/2012	5,675,000	5,710,469
Wesco Aircraft:
7.62%, 9/29/2013	750,000	755,513
11.1%, 3/31/2014	500,000	512,500
Williams Partners LP, 144A, 7.25%, 2/1/2017	2,835,000	2,891,700
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	2,025,000	2,068,031

		184,937,439
Information Technology 3.8%
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	2,835,000	2,824,369
L-3 Communications Corp.:

5.875%, 1/15/2015 (b)	12,640,000	12,197,600
Series B, 6.375%, 10/15/2015	4,430,000	4,385,700
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	18,640,000	17,195,400
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	8,335,000	8,064,113
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	10,385,000	11,085,987
UGS Corp., 10.0%, 6/1/2012	9,745,000	10,622,050
Unisys Corp., 7.875%, 4/1/2008 (b)	17,365,000	17,321,587

		83,696,806
Materials 12.2%
ARCO Chemical Co., 9.8%, 2/1/2020	28,116,000	32,473,980
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	2,940,000	1,984,500
Chemtura Corp., 6.875%, 6/1/2016	5,535,000	5,327,437
Constar International, Inc., 11.0%, 12/1/2012 (b)	1,455,000	1,345,875
CPG International I, Inc.:
10.5%, 7/1/2013	9,240,000	9,413,250
12.39% **, 7/1/2012	3,640,000	3,712,800
Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	11,110,000	9,499,050
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014 (b)	3,110,000	2,674,600
Equistar Chemical Funding, 10.625%, 5/1/2011	6,925,000	7,375,125
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	9,820,000	10,335,550
GEO Specialty Chemicals, Inc., 144A, 13.36% **, 12/31/2009	17,095,000	14,103,375
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	1,975,000	1,970,063
Greif, Inc., 8.875%, 8/1/2012	5,090,000	5,344,500
Hexcel Corp., 6.75%, 2/1/2015	10,875,000	10,711,875
Huntsman LLC, 11.625%, 10/15/2010	15,191,000	16,596,167
International Coal Group, Inc., 10.25%, 7/15/2014	3,970,000	3,970,000
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	6,700,000	5,360,000
Lyondell Chemical Co., 10.5%, 6/1/2013	1,935,000	2,128,500
Massey Energy Co.:
6.625%, 11/15/2010	7,865,000	7,865,000
6.875%, 12/15/2013 (b)	4,070,000	3,825,800
Metals USA Holding Corp., 144A, 11.365% **, 1/15/2012	3,990,000	3,830,400
Momentive Performance, 144A, 9.75%, 12/1/2014	2,845,000	2,845,000
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	14,789,000	13,310,100
Neenah Foundry Co.:
144A, 9.5%, 1/1/2017 (b)	3,970,000	3,989,850
144A, 11.0%, 9/30/2010	16,923,500	18,488,924
144A, 13.0%, 9/30/2013	5,819,827	5,819,827
NewMarket Corp., 144A, 7.125%, 12/15/2016	6,805,000	6,805,000
OM Group, Inc., 9.25%, 12/15/2011 (b)	4,250,000	4,446,562
Omnova Solutions, Inc., 11.25%, 6/1/2010	16,020,000	17,221,500
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	11,136,460	167,047
Pliant Corp., 11.625%, 6/15/2009 (PIK)	7	8
Radnor Holdings Corp., 11.0%, 3/15/2010 *	1,510,000	3,775
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	2,479,000	2,640,135
The Mosaic Co.:
144A, 7.375%, 12/1/2014	6,815,000	6,993,894
144A, 7.625%, 12/1/2016	2,265,000	2,347,106
TriMas Corp., 9.875%, 6/15/2012	7,788,000	7,534,890
United States Steel Corp., 9.75%, 5/15/2010	5,580,000	5,935,725
Witco Corp., 6.875%, 2/1/2026	2,360,000	2,065,000
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	5,105,000	4,135,050

		264,597,240

Telecommunication Services 5.0%
American Cellular Corp., Series B, 10.0%, 8/1/2011	4,285,000	4,531,388
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	4,435,000	4,717,731
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	12,980,000	13,434,300
8.375%, 1/15/2014 (b)	9,075,000	9,324,562
Dobson Cellular Systems, 9.875%, 11/1/2012	4,435,000	4,834,150
Dobson Communications Corp., 8.875%, 10/1/2013	4,240,000	4,319,500
Insight Midwest LP, 9.75%, 10/1/2009	1,834,000	1,863,803
Intelsat Corp., 144A, 9.0%, 6/15/2016	2,075,000	2,196,906
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	4,265,000	4,456,925
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	25,635,000	26,286,770
Qwest Corp., 7.25%, 9/15/2025 (b)	8,515,000	8,749,162
Rural Cellular Corp., 9.875%, 2/1/2010 (b)	5,265,000	5,600,644
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	6,160,000	5,898,200
Ubiquitel Operating Co., 9.875%, 3/1/2011	3,795,000	4,098,600
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)	6,746,000	7,420,600
Windstream Corp., 144A, 8.625%, 8/1/2016	265,000	290,175

		108,023,416
Utilities 8.6%
AES Corp., 144A, 8.75%, 5/15/2013	34,375,000	36,824,219
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	22,835,000	25,061,412
CMS Energy Corp., 8.5%, 4/15/2011	19,845,000	21,581,437
Mirant Americas Generation LLC, 8.3%, 5/1/2011	2,225,000	2,280,625
Mirant North America LLC, 7.375%, 12/31/2013	2,205,000	2,238,075
Mission Energy Holding Co., 13.5%, 7/15/2008	28,404,000	31,315,410
NRG Energy, Inc.:
7.25%, 2/1/2014	9,465,000	9,535,988
7.375%, 2/1/2016	19,610,000	19,708,050
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	23,478,000	25,708,410
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	5,955,000	5,969,888
Sierra Pacific Resources:
6.75%, 8/15/2017	6,645,000	6,517,482
8.625%, 3/15/2014 (b)	1,262,000	1,354,958

		188,095,954

Total Corporate Bonds (Cost $1,842,395,778)		1,833,572,035
Foreign Bonds - US$ Denominated 11.6%
Consumer Discretionary 2.0%
Dollarama Group Holdings LP, 144A, 11.12% **, 8/15/2012	2,835,000	2,813,737
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	16,051,000	17,154,506
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	2,830,000	2,847,687
Shaw Communications, Inc., 8.25%, 4/11/2010	3,750,000	3,984,375
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	15,427,000	13,903,584
Unity Media GmbH, 144A, 10.375%, 2/15/2015 (b)	2,210,000	2,146,463
Vitro, SA de CV, Series A, 11.75%, 11/1/2013 (b)	1,360,000	1,489,200

		44,339,552
Energy 0.4%
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	3,390,000	3,483,225
Secunda International Ltd., 13.374% **, 9/1/2012	5,060,000	5,230,775

		8,714,000
Financials 1.7%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	15,749,000	18,190,095

Doral Financial Corp., 6.204% **, 7/20/2007 (b)		12,770,000	11,604,788
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *		1,937,933	0
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		3,371,000	3,105,534
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		3,505,000	2,909,150

			35,809,567
Health Care 0.1%
Biovail Corp., 7.875%, 4/1/2010		2,034,000	2,077,223
Industrials 1.4%
Bombardier, Inc., 144A, 8.0%, 11/15/2014 (b)		1,585,000	1,624,625
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013		7,670,000	7,670,000
9.375%, 5/1/2012		7,390,000	7,888,825
12.5%, 6/15/2012		5,844,000	6,311,520
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014		3,955,000	3,896,624
Stena AB, 9.625%, 12/1/2012		2,735,000	2,912,775
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2005 *		441,000	66,150

			30,370,519
Information Technology 0.2%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		5,365,000	5,391,825
Materials 2.1%
Cascades, Inc., 7.25%, 2/15/2013 (b)		8,363,000	8,342,093
ISPAT Inland ULC, 9.75%, 4/1/2014		11,338,000	12,670,215
Novelis, Inc., 144A, 7.25%, 2/15/2015		13,761,000	13,313,767
Rhodia SA:
8.875%, 6/1/2011		3,544,000	3,738,920
10.25%, 6/1/2010 (b)		3,895,000	4,440,300
Tembec Industries, Inc., 8.625%, 6/30/2009		3,890,000	2,664,650

			45,169,945
Sovereign Bonds 0.5%
Federative Republic of Brazil, 8.875%, 10/14/2019 (b)		3,646,000	4,448,120
Republic of Argentina, 5.59% **, 8/3/2012 (PIK)		7,310,000	5,180,273

			9,628,393
Telecommunication Services 3.2%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		11,095,000	10,401,563
Embratel, Series B, 11.0%, 12/15/2008 (b)		1,296,000	1,422,360
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		1,605,000	1,588,950
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		5,440,000	5,970,400
Intelsat Ltd., 5.25%, 11/1/2008		5,565,000	5,411,963
Millicom International Cellular SA, 10.0%, 12/1/2013		2,930,000	3,193,700
Mobifon Holdings BV, 12.5%, 7/31/2010		12,715,000	14,050,253
Nortel Networks Ltd.:
144A, 9.624% **, 7/15/2011		11,230,000	11,833,612
144A, 10.125%, 7/15/2013 (b)		5,180,000	5,594,400
144A, 10.75%, 7/15/2016		4,215,000	4,610,156
Stratos Global Corp., 9.875%, 2/15/2013		6,490,000	6,262,850

			70,340,207

Total Foreign Bonds - US$ Denominated (Cost $253,954,970)			251,841,231
Foreign Bonds - Non US$ Denominated 1.5%
Consumer Discretionary 0.4%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	2,215,000	2,793,505

Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	5,510,000	7,073,455

			9,866,960
Financials 0.6%
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	2,550,000	3,559,680
Louis No. 1 PLC:
144A, 8.5%, 12/1/2014	EUR	2,845,000	3,755,543
144A, 10.0%, 12/1/2016	EUR	1,680,000	2,228,773
Ono Finance II, 144A, 8.0%, 5/16/2014	EUR	2,470,000	3,358,339

			12,902,335
Materials 0.2%
Rhodia SA, 144A, 6.242% **, 10/15/2013	EUR	3,265,000	4,307,809
Sovereign Bonds 0.3%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	4,235,793	5,873,828

Total Foreign Bonds - Non US$ Denominated (Cost $31,136,217)			32,950,932
Loan Participation 0.2%
Alliance Mortgage Cycle Loan, Term A, LIBOR plus 7.25%, 12.69% **, 6/4/2010 (Cost $3,571,469)		3,562,500	3,562,500
		Shares	Value ($)

Warrants 0.0%
	Dayton Superior Corp. 144A, Expiration 6/15/2009*	560	0
	DeCrane Aircraft Holdings, Inc. 144A, Expiration 9/30/2008*	16,090	0
	TravelCenters of America, Inc., Expiration 5/1/2009*	1,993	49,825

Total Warrants (Cost $8,186)			49,825
Other Investments 0.6%
	Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	6,700,000	5,728,500
	IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	10,520,000	7,890,000

Total Other Investments (Cost $14,186,801)			13,618,500
Common Stocks 0.0%
	GEO Specialty Chemicals, Inc. 144A*	12,448	10,581
	GEO Specialty Chemicals, Inc.*	136,705	116,199
	IMPSAT Fiber Networks, Inc.*	75,842	700,401

Total Common Stocks (Cost $6,004,539)			827,181
Convertible Preferred Stock 0.1%
Consumer Discretionary
	ION Media Networks, Inc. 144A, 9.75%, (PIK)	334	1,519,454
	ION Media Networks, Inc. Series AI, 144A, 9.75%, (PIK)	67	302,957

Total Convertible Preferred Stocks (Cost $2,737,425)			1,822,411
Securities Lending Collateral 10.6%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $229,207,410)		229,207,410	229,207,410

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,383,202,795)	109.0	2,367,452,025
Other Assets and Liabilities, Net	(9.0)	(195,787,941)

Net Assets	100.0	2,171,664,084

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.63%	8/01/2008	6,765,000	USD	6,665,724	6,426,750
Eaton Vance Corp .CDO II	13.68%	7/15/2012	1,937,933	USD	1,697,739	0
Grupo Iusacell SA de CV	10.0%	7/15/2004	1,605,000	USD	973,163	1,588,950
Oxford Automotive, Inc.	12.0%	10/15/2010	11,136,460	USD	1,155,448	167,047
Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,381,320	3,775
Supercanal Holding SA	11.5%	5/15/2005	441,000	USD	44,100	66,150
					11,917,494	8,252,672

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2006 amounted to $224,586,303 which is 10.3% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of December 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
EUR	4,525,000	USD	6,049,337	2/12/2007	63,904
EUR	14,509,500	USD	19,260,404	2/12/2007	67,997
Total net unrealized appreciation					131,901

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	3,265,000	USD	4,165,814	1/5/2007	(145,253)
EUR	575,000	USD	725,181	1/12/2007	(34,314)
EUR	2,770,000	USD	3,535,393	2/5/2007	(127,540)

EUR	1,725,000	USD	2,203,515	2/9/2007	(77,937)
EUR	557,000	USD	716,497	2/12/2007	(20,273)
Total net unrealized depreciation					(405,317)

Currency Abbreviations
EUR	Euro
USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007